Cost of Sales and Services (excluding Depreciation and Amortization)	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales and services [Abstract]
Cost of Sales and Services
Note 20 – Cost of Sales and Services (excluding Depreciation and Amortization)

	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Fuels	153,122	135,706	138,502
Electricity and infrastructure services	133,502	125,782	101,085
Salaries and related expenses	21,095	7,244	6,661
Generation and operating expenses and outsourcing	16,798	8,625	6,326
Insurance	4,989	3,503	2,360
Others	6,792	1,226	1,102
	336,298	282,086	256,036